Segment reporting -Summary of Non-Current Assets by Geography (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current assets	€ 458,139	€ 434,605	€ 425,638
EMEA [member]
Disclosure of geographical areas [line items]
Non-current assets	306,980	305,927	314,021
North America [member]
Disclosure of geographical areas [line items]
Non-current assets	92,957	87,571	75,703
Greater China [member]
Disclosure of geographical areas [line items]
Non-current assets	24,886	26,919	32,466
Other Asia [member]
Disclosure of geographical areas [line items]
Non-current assets	€ 33,316	€ 14,188	€ 3,448